Accrued Expenses and Other Current Liabilities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses and Other Current Liabilities [Line Items]
Other taxes payable	$ 2,589,631	$ 3,817,175
Accrued employee payroll and welfare	3,048,385	3,800,748
Other payable	6,387,108	7,365,382
Accrued expenses	1,332,397	1,385,094
Advances from customers	214,133	2,541,779
Accrued expenses and other current liabilities	$ 13,571,654	$ 18,910,178